                             AIM FLOATING RATE FUND

                        Supplement dated February 1, 2004
              to the Prospectus dated May 1, 2003, as supplemented
       July 8, 2003, August 14, 2003, December 5, 2003, December 16, 2003,
                     December 24, 2003 and January 16, 2004

This supplement supercedes and replaces in its entirety the supplement dated December 24, 2003.

Effective February 1, 2004 the following replaces in its entirety the information appearing in the fifth paragraph under the heading "MANAGEMENT - INVESTMENT MANAGEMENT" on page 20 of the Prospectus:

         "The individual members of the team who are primarily responsible for the day-to-day management of the Fund are:

        NAME                                                    BUSINESS EXPERIENCE
        ----                                                    -------------------

        Anthony R. Clemente (co-manager)                        Portfolio Manager since February 1998.
                                                                Mr. Clemente is head of the Bank Loan
                                                                Group and a senior portfolio manager
                                                                responsible for bank loan portfolios at
                                                                the Sub-advisor.  Prior to 1998, Mr.
                                                                Clemente was a Vice President in the Fixed
                                                                Income Department of Merrill Lynch Asset
                                                                Management L.P. and assisted in the
                                                                portfolio management of Merrill Lynch
                                                                Senior Floating Rate Fund, Inc. and
                                                                Merrill Lynch Prime Rate Portfolio.


        Thomas Ewald (co-manager)                               Portfolio Manager since February 2004.
                                                                Mr. Ewald is a senior credit analyst and
                                                                portfolio manager responsible for high
                                                                yield loan portfolios at the Sub-advisor.
                                                                From 2001 to 2004, Mr. Ewald was a
                                                                portfolio manager at the Sub-advisor.
                                                                From 2000 to 2001, he was a credit analyst
                                                                at the Sub-advisor.  From 1998 to 2000,
                                                                Mr. Ewald was a portfolio manager at First
                                                                Union Institutional Debt Management.


         More information on the Fund's management team may be found on our website (http://www.aiminvestments.com)."